Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
REVENUES	$ 2,678,528	$ 2,826,381
COST OF REVENUES	1,434,296	1,547,272
GROSS PROFIT	1,244,232	1,279,109
OPERATING EXPENSES:
Platform operations	1,191,287	1,383,969
Sales and marketing	728,506	1,353,208
Technology and development	1,234,535	1,232,040
General and administrative	3,225,273	937,837
Total Operating Expenses	6,379,601	4,907,054
LOSS FROM OPERATIONS	(5,135,369)	(3,627,945)
OTHER (EXPENSE) INCOME
Interest expense, net	(594,558)	(858,205)
Amortization of discount on debt instrument	(325,000)	(137,662)
Foreign exchange gain (loss)	137,334	(18,141)
Other income, net	505,834	98,643
Total Other Expense, net	(276,390)	(915,365)
LOSS BEFORE INCOME TAXES	(5,411,759)	(4,543,310)
PROVISION FOR INCOME TAXES	22,391	74,763
NET LOSS	(5,434,150)	(4,618,073)
Less: Net income attributable to noncontrolling interest	(230)	(630)
NET LOSS ATTRIBUTABLE TO KNOREX LTD.	(5,434,380)	(4,618,703)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(126,836)	(193,543)
TOTAL COMPREHENSIVE LOSS	(5,560,986)	(4,811,616)
Less: Comprehensive income attributable to noncontrolling interest	224	492
COMPREHENSIVE LOSS ATTRIBUTABLE TO KNOREX LTD.	$ (5,561,210)	$ (4,812,108)
WEIGHTED AVERAGE NUMBER OF CLASS A ORDINARY SHARES AND CLASS B ORDINARY SHARES
Basic	30,423,113	27,414,988
Diluted	30,423,113	27,414,988
LOSS PER SHARE
Basic	$ (0.18)	$ (0.17)
Diluted	$ (0.18)	$ (0.17)